Statutory Requirements (Tables)	12 Months Ended
Dec. 31, 2017
Statutory Requirements [Abstract]
Schedule of dividend capacity available
Based on the surplus and net earnings (loss) of the primary insurance and reinsurance subsidiaries as at and for the year ended December 31, 2017, the maximum dividend capacity available in 2018 at each of those subsidiaries, payable to all shareholders (including non-controlling interests) is as follows:

December 31, 2017
Allied World	688.0
OdysseyRe	324.9
Northbridge(1)	149.1
Crum & Forster	130.2
Zenith National	86.0
Brit	195.1
1,573.3

(1)	Subject to prior regulatory approval.